S-K 1602(c) Dilution	Jul. 30, 2025 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	7.12
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.88
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (39,597)
Net Tangible Book Value Adjusted	$ 194,007,763
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	27,266,667
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 0
No Redemption [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	600,000
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	(0.41)
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 10.41
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (39,597)
Net Tangible Book Value Adjusted	$ (2,992,237)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	7,266,667
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (200,000,000)
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	600,000
Net proceeds from this offering and the sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 201,250,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	201,250,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	52,160
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	52,160
Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(7,000,000)
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(4,000,000)
Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(254,800)
Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (254,800)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,000,000)
Ordinary shares offered [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Ordinary shares redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	0
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(20,000,000)